Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 27, 2025	Apr. 28, 2024	Apr. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1) (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) $	Average Compensation Actually Paid to Non-PEO NEOs (2) $	Value of Initial Fixed $100 Investment Based on Total Shareholder Returns (4) $	Net Loss (5) (in thousands) $
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	1,196,451	593,597	615,341	358,164	59.44	(19,103)
2024	1,281,263	824,852	612,734	456,048	71.21	(13,819)
2023	1,222,774	962,083	675,033	582,028	84.52	(31,520)
(1)
Robert G. Culp, IV served as president and chief executive officer and is identified as PEO in the table for all of the years presented. Mr. Culp has served as the sole principal executive officer since July 23, 2021.
(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table for fiscal 2025 to calculate ‟compensation actually paid” include:

	(Fiscal 2025)	(Fiscal 2025)
	PEO	Average Non-PEO NEOs
	($)	($)
Total Compensation for Summary Compensation Table	1,196,451	615,341
Adjustments for Equity Awards **
Adjustment for grant date values in summary compensation table	(575,269)	(236,620)
Year-end fair value of unvested awards granted in current year	—	—
Year-over-year difference of year-end values for unvested awards in prior years	(27,585)	(26,547)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between year-end fair values and vest date fair values for awards granted in prior years	—	5,990
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included to total compensation	—	—
Total adjustments for equity awards	(602,854)	(257,177)
Compensation Actually Paid (as calculated)	593,597	358,164

**

The methodology associated with the equity valuation assumptions for calculating ‟compensation actually paid” are not materially different from grant date methodology, with both using the Monte Carlo simulation model.

(3) The dollar amounts reported in this column represent the average amounts reported for our Company’s named executive officers as a group (excluding Mr. Culp) as shown in our ‟Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers included for purposes of calculating the average amounts in each applicable year are as follows: for fiscal 2025 and fiscal 2024, Mr. Bowling and Mr. Bruno, and for fiscal 2023, Boyd B. Chumbley (retired executive officer of the Company) and Mr. Bowling.

(4)
The dollar amounts reported in this column represent the Company’s total shareholder return ‟TSR” for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last day of the covered year, which includes the reinvestment of dividends paid on our common stock during the relevant period.
(5)
The dollar amounts reported in this column represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Robert G. Culp, IV served as president and chief executive officer and is identified as PEO in the table for all of the years presented. Mr. Culp has served as the sole principal executive officer since July 23, 2021.

PEO Total Compensation Amount	$ 1,196,451	$ 1,281,263	$ 1,222,774
PEO Actually Paid Compensation Amount	$ 593,597	824,852	962,083
Adjustment To PEO Compensation, Footnote

	(Fiscal 2025)	(Fiscal 2025)
	PEO	Average Non-PEO NEOs
	($)	($)
Total Compensation for Summary Compensation Table	1,196,451	615,341
Adjustments for Equity Awards **
Adjustment for grant date values in summary compensation table	(575,269)	(236,620)
Year-end fair value of unvested awards granted in current year	—	—
Year-over-year difference of year-end values for unvested awards in prior years	(27,585)	(26,547)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between year-end fair values and vest date fair values for awards granted in prior years	—	5,990
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included to total compensation	—	—
Total adjustments for equity awards	(602,854)	(257,177)
Compensation Actually Paid (as calculated)	593,597	358,164

Non-PEO NEO Average Total Compensation Amount	$ 615,341	612,734	675,033
Non-PEO NEO Average Compensation Actually Paid Amount	$ 358,164	456,048	582,028
Adjustment to Non-PEO NEO Compensation Footnote

	(Fiscal 2025)	(Fiscal 2025)
	PEO	Average Non-PEO NEOs
	($)	($)
Total Compensation for Summary Compensation Table	1,196,451	615,341
Adjustments for Equity Awards **
Adjustment for grant date values in summary compensation table	(575,269)	(236,620)
Year-end fair value of unvested awards granted in current year	—	—
Year-over-year difference of year-end values for unvested awards in prior years	(27,585)	(26,547)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between year-end fair values and vest date fair values for awards granted in prior years	—	5,990
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included to total compensation	—	—
Total adjustments for equity awards	(602,854)	(257,177)
Compensation Actually Paid (as calculated)	593,597	358,164

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 59.44	71.21	84.52
Net Income (Loss)	$ (19,103)	$ (13,819)	$ (31,520)
PEO Name	Robert G. Culp, IV	Robert G. Culp, IV	Robert G. Culp, IV
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (602,854)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(575,269)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,585)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(257,177)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(236,620)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,547)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,990
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0